2. SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2012
Accounting Policies [Abstract]
Basis of Presentation

The accompanying unaudited condensed consolidated financial statements included herein have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”) for interim financial reporting and with the instructions to Form 10-Q and Article 10 of Regulation S-X by Guided Therapeutics, Inc. (formerly SpectRx, Inc.), together with its majority owned subsidiary, InterScan, Inc. (“InterScan”) (formerly Guided Therapeutics, Inc.), collectively referred to herein as the “Company.” Accordingly, they do not include all information and footnotes required by GAAP for complete financial statements. These statements reflect adjustments, all of which are of a normal, recurring nature, and which are, in the opinion of management, necessary to present fairly the Company’s financial position as of September 30, 2012, results of operations for the three and nine months ended September 30, 2012 and 2011, and cash flows for the nine months ended September 30, 2012 and 2011. The results of operations for the three and nine months ended September 30, 2012 are not necessarily indicative of the results for a full fiscal year. Preparing financial statements requires the Company’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses and disclosure of contingent assets and liabilities. Actual results could differ from those estimates. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company’s annual report on Form 10-K for the year ended December 31, 2011.

The Company's prospects must be considered in light of the substantial risks, expenses and difficulties encountered by entrants into the medical device industry. This industry is characterized by an increasing number of participants, intense competition and a high failure rate. The Company has experienced net losses since its inception and, as of September 30, 2012, it had an accumulated deficit of approximately $89.6 million. Through September 30, 2012, the Company has devoted substantial resources to research and development efforts. The Company does not have significant experience in manufacturing, marketing or selling its products. The Company's development efforts may not result in commercially viable products and it may not be successful in introducing its products. Moreover, required regulatory clearances or approvals may not be obtained. The Company's products may not ever gain market acceptance and the Company may not ever achieve levels of revenue to sustain further development costs and support ongoing operations or achieve profitability. The development and commercialization of the Company's products will require substantial development, regulatory, sales and marketing, manufacturing and other expenditures. The Company expects operating losses to continue through the foreseeable future as it continues to expend substantial resources to complete development of its products, obtain regulatory clearances or approvals and conduct further research and development.

Going Concern

The Company’s financial statements have been prepared and presented on a basis assuming it will continue as a going concern.  The factors below raise substantial doubt about the Company’s ability to continue as a going concern. The consolidated financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should the Company be unable to continue as a going concern. Notwithstanding the foregoing, the Company believes it has made progress in stabilizing its financial situation by execution of multiyear contracts with Konica Minolta Opto, Inc., a subsidiary of Konica Minolta, Inc., a Japanese corporation based in Tokyo (“Konica Minolta”) and grants from the National Cancer Institute (“NCI”), while at the same time simplifying its capital structure and significantly reducing debt.

At September 30, 2012, the Company had working capital of approximately $607,000 and it had stockholders’ equity of approximately $2.0 million, primarily due to the recurring losses, offset in part by the recognition of the warrants exchanged as part of the Warrant Exchange Program. As of September 30, 2012, the Company was past due on payments due under its notes payable in the amount of approximately $406,000.

The Company’s capital-raising efforts are ongoing. If sufficient capital cannot be raised during the first quarter of 2013, the Company has plans to curtail operations by reducing discretionary spending and staffing levels, and attempting to operate by only pursuing activities for which it has external financial support, such as under its development agreement with Konica Minolta and additional NCI or other grant funding. However, there can be no assurance that such external financial support will be sufficient to maintain even limited operations or that the Company will be able to raise additional funds on acceptable terms, or at all. In such a case, the Company might be required to enter into unfavorable agreements or, if that is not possible, be unable to continue operations, and to the extent practicable, liquidate and/or file for bankruptcy protection.

The Company could receive additional funding from Konica Minolta or other strategic partners as well as new federal grants that could bring in an additional $2.7 million. As of September 30, 2012, the Company had warrants exercisable for approximately 20.8 million shares of its common stock outstanding, a substantial majority of which have an exercise price of $0.65 and $0.80 per share. Through September 30, 2012, exercises of warrants have generated approximately $3.0 million and would generate a total of approximately $14.2 million in cash, assuming full exercise. Management may obtain additional funds through the private sale of preferred stock or debt securities, public and private sales of common stock, funding from collaborative arrangements, and grants, if available, and believes that such financing will be sufficient to support planned operations through the first quarter of 2013.

Assuming the Company receives Food and Drug Administration (“FDA”) approval for its LuViva cervical cancer detection device in early 2013, the Company currently anticipates a late 2013 product launch in the United States. Product launch outside the United States commenced, as expected, in the second half of 2012, but the Company cannot be assured it will be able to continue its product launch on these timetables, or at all.

Accounting Standards Updates

Newly effective accounting standards updates and those not effective until after September 30, 2012, are not expected to have a significant effect on the Company’s financial position or results of operations.

Cash Equivalents	The Company considers all highly liquid investments with an original maturity of three months or less when purchased to be a cash equivalent.
Concentration of Credit Risk

The Company, from time to time during the periods covered by these consolidated financial statements, may have bank balances in excess of their insured limits. Management has deemed this as a normal business risk.

Property and equipment

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method over estimated useful lives of three to seven years. Leasehold improvements are depreciated at the shorter of the useful life of the asset or the remaining lease term. Depreciation expense is included in general and administrative expense on the statement of operations. Expenditures for repairs and maintenance are expensed as incurred.

Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased

Significant Customers

The majority of the Company’s revenues were from the Konica Minolta contracts and the NCI grant. Revenue from these sources totaled approximately $2.3 million or 98% and approximately $2.7 million or 99% of total revenue for the nine months ended September 30, 2012 and 2011, respectively. Revenue from these sources totaled approximately $693,000 or 98% and approximately $1.0 million or 99% of total revenue for the three months ended September 30, 2012 and 2011, respectively. Receivables from these customers accounted for 51% and 48% of total receivables at September 30, 2012 and December 31, 2011, respectively.

Accounts Receivable

The Company performs periodic credit evaluations of its customers’ financial condition and generally does not require collateral. The Company reviews all outstanding accounts receivable for collectability on a quarterly basis. An allowance for doubtful accounts is recorded for any amounts deemed uncollectable.

Revenue Recognition

The Company recognizes revenue from contracts on a straight line basis, over the terms of the contract. We recognize revenue from grants based on the grant agreement, at the time the expenses are incurred. Revenue from the sale of the Company’s products is recognized upon shipment of such products to its customers.

Deferred Revenue	The Company defers payments received as revenue until earned based on the related contracts on a straight line basis, over the terms of the contract.
Valuation of Deferred Taxes

We account for income taxes in accordance with the liability method. Under the liability method, we recognize deferred assets and liabilities based upon anticipated future tax consequences attributable to differences between financial statement carrying amounts of assets and liabilities and their respective tax bases. We establish a valuation allowance to the extent that it is more likely than not that deferred tax assets will not be utilized against future taxable income. As of December 31, 2011, the Company has approximately $56.2 million of Net Operating Loss (NOL) carry forward. There is no provision for income taxes at September 30, 2012, due to the NOL. A full valuation allowance has been recorded related to any deferred tax assets created from the NOL.

Stock Option Plan

The Company measures the cost of employees services received in exchange for equity awards, including stock options, based on the grant date fair value of the awards. The cost will be recognized as compensation expense over the vesting period of the awards.

Warrants

The Company has issued warrants, which allow the warrant holder to purchase one share of stock at a specified price for a specified period of time. The Company records equity instruments, including warrants issued to non-employees, based on the fair value at the date of issue. The fair value of the warrants at date of issuance is estimated using the Black-Scholes Model.